Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 128,845	$ 119,237
Short term investments - available for sale	77,149	54,940
Accounts receivable, net	195,094	201,338
Unbilled revenue	113,141	126,850
Other receivables	14,068	13,788
Deferred tax asset	17,867	14,662
Prepayments and other current assets	20,730	21,424
Income taxes receivable	6,132	8,183
Total current assets	573,026	560,422
Other Assets:
Property, plant and equipment, net	170,067	168,461
Goodwill	326,685	253,393
Non-current other assets	4,842	4,583
Non-current income taxes receivable	12,311	10,272
Non-current deferred tax asset	11,507	10,076
Intangible assets	27,068	28,260
Total Assets	1,125,506	1,035,467
Current Liabilities:
Accounts payable	5,489	5,340
Payments on account	168,764	150,792
Other liabilities	170,039	145,963
Deferred tax liability	1,015	1,183
Bank credit lines and loan facilities	20,000
Income taxes payable	5,898	3,630
Total current liabilities	371,205	306,908
Other Liabilities:
Non-current other liabilities	24,520	20,038
Non-current government grants	1,374	1,351
Non-current income taxes payable	5,492	5,231
Non-current deferred tax liability	21,141	20,395
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 60,128,031 shares issued and outstanding at March 31, 2012 and 60,135,603 shares issued and outstanding at December 31, 2011	5,055	5,055
Additional paid-in capital	215,171	211,549
Capital redemption reserve	50	44
Accumulated other comprehensive income	(7,381)	(16,446)
Retained earnings	488,879	481,342
Total Shareholders' Equity	701,774	681,544
Total Liabilities and Shareholders' Equity	$ 1,125,506	$ 1,035,467

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Mar. 31, 2012	Dec. 31, 2011
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	60,128,031	60,135,603
Ordinary shares, shares outstanding	60,128,031	60,135,603

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Revenue:
Gross revenue	$ 343,055	$ 305,547
Reimbursable expenses	(90,722)	(76,250)
Net revenue	252,333	229,297
Costs and expenses:
Direct costs	162,284	144,470
Selling, general and administrative expense	67,515	59,883
Depreciation and amortization	10,802	8,973
Non-recurring charges, net		5,002
Total costs and expenses	240,601	218,328
Income from operations	11,732	10,969
Interest income	379	233
Interest expense	(414)	(167)
Income before provision for income taxes	11,697	11,035
Provision for income taxes	(2,726)	(2,687)
Net income	$ 8,971	$ 8,348
Net income per Ordinary Share:
Basic	$ 0.15	$ 0.14
Diluted	$ 0.15	$ 0.14
Weighted average number of Ordinary Shares outstanding:
Basic	60,086,104	60,283,078
Diluted	60,708,469	60,982,948

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	$ 8,971	$ 8,348
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	145	13
Depreciation expense	8,797	8,337
Amortization of intangibles	2,005	636
Amortization of grants	(29)	(31)
Share-based compensation expense	2,431	1,943
Deferred taxes	(3,969)	(7,005)
Changes in assets and liabilities:
Decrease/(increase) in accounts receivable	12,126	(13,373)
Decrease/(increase) in unbilled revenue	13,683	(20,546)
Decrease/(increase) in other receivables	32	(1,660)
Decrease in prepayments and other current assets	2,935	232
Increase in other non current assets	(115)	(119)
Increase in payments on account	17,057	7,817
(Decrease)/increase in other current liabilities	(4,948)	2,993
(Decrease)/increase in other non current liabilities	(924)	181
Increase in income taxes payable	2,444	12,282
Increase/(decrease) in accounts payable	5	(5,331)
Net cash provided by/(used in) operating activities	60,646	(5,283)
Cash flows from investing activities:
Purchase of property, plant and equipment	(6,511)	(6,023)
Purchase of subsidiary undertakings	(48,563)	(27,720)
Cash acquired with subsidiary undertaking	2,899	6,335
Purchase of short term investments	(27,480)	(40,000)
Sale of short term investments	5,718
Net cash used in investing activities	(73,937)	(67,408)
Cash flows from financing activities:
Proceeds from exercise of share options	814	819
Share issuance costs	(9)	(63)
Tax benefit from the exercise of share option	392	298
Repurchase of ordinary shares	(1,416)
Share repurchase costs	(18)
Drawdown of bank credit lines and loan facilities	20,000
Net cash provided by financing activities	19,763	1,054
Effect of exchange rate movements on cash	3,136	7,744
Net increase/(decrease) in cash and cash equivalents	9,608	(63,893)
Cash and cash equivalents at beginning of period	119,237	255,706
Cash and cash equivalents at end of period	$ 128,845	$ 191,813

CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated other comprehensive income	Retained Earnings
Beginning Balance at Dec. 31, 2011	$ 681,544	$ 5,055	$ 211,549	$ 44	$ (16,446)	$ 481,342
Beginning Balance (in shares) at Dec. 31, 2011		60,135,603
Comprehensive Income:
Net income	8,971					8,971
Currency translation adjustment	7,642				7,642
Currency impact of long term funding	1,182				1,182
Tax on currency impact of long term funding	(206)				(206)
Unrealized capital gain - investments	447				447
Total comprehensive income	18,036				9,065	8,971
Exercise of share options (in shares)		74,528
Exercise of share options	814	6	808
Issue of ordinary shares
Share issuance costs	(9)		(9)
Non-cash stock compensation expense	2,431		2,431
Share repurchase programme	(1,416)	(6)		6		(1,416)
Share repurchase programme, shares		(82,100)
Share repurchase costs	(18)					(18)
Tax benefit on exercise of options	392		392
Ending Balance at Mar. 31, 2012	$ 701,774	$ 5,055	$ 215,171	$ 50	$ (7,381)	$ 488,879
Ending Balance (in shares) at Mar. 31, 2012		60,128,031

Basis of Presentation	3 Months Ended
Mar. 31, 2012
Basis of Presentation
1. Basis of Presentation

These condensed consolidated financial statements, which have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”), have not been audited. The condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the operating results and financial position for the periods presented. The preparation of the condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures in the condensed consolidated financial statements. Actual results could differ from those estimates.

The condensed consolidated financial statements should be read in conjunction with the accounting policies and notes to the consolidated financial statements included in ICON’s Form 20-F for the year ended December 31, 2011. Operating results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for the fiscal period ending December 31, 2012.

Goodwill	3 Months Ended
Mar. 31, 2012
Goodwill
2. Goodwill

	March 31,	December 31,
	2012	2011
	(in thousands)

Opening balance	$253,393	$175,860
Current period acquisitions	68,475	83,656
Prior period acquisitions	534	-
Foreign exchange movement	4,283	(6,123)
Closing balance	$326,685	$253,393

The goodwill balance relates entirely to the clinical research segment.

Business Combinations	3 Months Ended
Mar. 31, 2012
Business Combinations
3. Business Combinations

Acquisition of PriceSpective

On February 28, 2012 the Company acquired 100% of the common stock of PriceSpective, a global leader in value strategy consulting, for an initial cash consideration of $37.1 million.  Headquartered in Philadelphia, and with offices in London, Los Angeles, San Diego, Raleigh and Boston, PriceSpective is a premier consultancy that has a strong reputation for excellence in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Since PriceSpective’s inception in 2003, it has developed strategies for dozens of new product launches, and hundreds of development and in-market products, across 40+ disease areas. Further consideration of up to $15.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 2012.  At March 31, 2012 the Company has recorded a liability of $15.0 million in respect of this additional consideration.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 28
2012
(in thousands)
Property, plant and equipment	$208
Goodwill*	53,336
Cash and cash equivalents	2,311
Accounts receivable	2,662
Other current assets	1,292
Non-current assets	60
Current liabilities	(7,737)
Total	$52,132
* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.

Acquisition of BeijingWits Medical

On February 15, 2012 the Company acquired 100% of the common stock of BeijingWits Medical, a leading Chinese CRO, for an initial cash consideration of $9.0 million ($6.0 million of which has been paid with a further $3.0 million due for payment).  BeijingWits Medical offers full-service clinical development capabilities and has a strong track record in clinical trial execution in China. It is a renowned expert in Chinese regulatory processes and a leading advocate of International Conference on Harmonisation Good Clinical Practice (“ICH GCP”) in China. In addition to boosting the Company’s service capabilities in the region, BeijingWits Medical will also strengthen the Company’s presence through the addition of over 100 highly qualified and experienced professionals in Beijing, Shanghai, Chengdu, Guangzhou, Wuhan and Hong Kong. Further consideration of up to $7.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 31, 2013.  At March 31, 2012 the Company has recorded a liability of $10.0 million in respect of the additional consideration.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 15
2012
(in thousands)
Property, plant and equipment	$137
Goodwill*	15,139
Cash and cash equivalents	587
Accounts receivable	657
Other current assets	443
Non current assets	83
Current liabilities	(1,046)
Total	$16,000
* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.

Prior Period Acquiistions -  Acquisition of Firecrest Clinical

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited (“Firecrest”), a market leading provider of technology solutions that boost investigator site performance and study management, for an initial cash consideration of €17.0 million ($24.1 million). Headquartered in Limerick, Ireland, Firecrest Clinical provides a comprehensive site performance management system that is used to improve compliance consistency and execution of activities at investigative sites. Further consideration of up to €33.0 million ($46.8 million) may become payable if certain performance milestones are achieved in respect of periods up to June 30, 2013. The acquisition agreement also provided for certain working capital targets to be achieved by Firecrest Clinical on completion.  In March 2012 the Company paid €3.0 million ($4.0million) in respect of the first element of the additional consideration and €0.4 million ($0.5 million) in respect of the working capital review. At March 31, 2012 the Company has recorded a liability of €28.3 million ($37.6 million) in relation to the remaining performance milestones.

The acquisition of Firecrest has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:
July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,607
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	$69,025
*
Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Prior Period Acquisitions -  Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited (“Oxford Outcomes”), a leading international health outcomes consultancy business, for an initial cash consideration of £17.8 million ($27.6 million).  Headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  Further consideration of up to £6.5 million ($10.1 million) may become payable if certain performance milestones are achieved in respect of periods up to March 31, 2012.  In July 2011 the Company paid £3.3 million ($5.1 million) in respect of the first element of this additional consideration. At March 31, 2012, the Company has recorded a liability of £3.2 million ($5.1 million) in respect of the remaining performance milestones.

The acquisition agreement also provided for certain working capital targets to be achieved by Oxford Outcomes on completion.  In May 2011 the Company paid an additional £3.3 million ($5.1 million) in respect of certain elements of this review. In March 2012 a further £0.8 million ($1.2 million) was paid in respect of the remaining elements of this review.

On January 14, 2011 a put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes during the year ended December 31, 2011 for cash consideration of £3.8 million ($6.0 million).  Further consideration of up to £1.5 million ($2.3 million) relating to this remaining common stock may become payable if certain performance milestones are achieved in respect of periods up to March 31, 2012.  On October 20, 2011 this option was exercised and £3.8 million ($6.0 million) was paid by the Company to the selling shareholders together with a further £0.7 million ($1.1 million) in respect of the first element of amounts due in respect of the performance milestones. The Company has recorded a liability of £0.8 million ($1.3 million) at March 31, 2012 in respect of the remaining performance milestones.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	$52,335

*
Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

Non-recurring charges, net	3 Months Ended
Mar. 31, 2012
Non-recurring charges, net
4. Non-recurring charges, net

Non-recurring charges, net recognized during the three months ended March 31, 2012 comprise:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)

Restructuring charges	-	$5,002

Restructuring Charges

During the three months ended March 31, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of an initial restructuring plan (the “Q1 Plan”), which resulted in the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of $5.0 million was recognized in respect of this plan during the three months ended March 31, 2011, $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and $4.0 million in respect of workforce reductions. $3.5 million of costs recognised under the Q1 Plan related to the clinical research segment, while $1.5 million related to our central laboratory business.

During the three months ended September 30, 2011 the Company implemented a further restructuring plan (the “Q3 Plan”) which resulted in the relocation of the Company’s facility in Maryland, USA; and further resource rationalizations.  A restructuring charge of $4.8 million was recognized in respect of this plan during the three months ended September 30, 2011, $0.9 million in respect of lease termination and exit costs associated with the closure of the existing Maryland facility and $3.9 million in respect of workforce reductions.  All costs recognized under the Q3 Plan related to the clinical research segment.

Details of the movement in the 2011 Restructuring Plans recognized during the year ended December 31, 2011 and the three months ended March 31, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognised	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognised	3,880	935	4,815
Total initial provision recognised	$7,836	$1,981	$9,817

Cash payments	(6,722)	(1,177)	(7,899)
Property, plant and equipment write-off	-	(68)	(68)
Foreign exchange movement	(182)	(10)	(192)
Closing provision	$932	$726	$1,658

Income Taxes	3 Months Ended
Mar. 31, 2012
Income Taxes
5. Income Taxes

Income taxes recognized during the three months ended March 31, 2012 comprise:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)

Provision for income taxes	2,726	2,687

As at March 31, 2012 the Company maintains a $7.3 million liability (December 31, 2011: $7.7 million) for unrecognized tax benefit, which is comprised of $6.1 million (December 31, 2011: $6.5 million) related to items generating unrecognized tax benefits and $1.2 million (December 31, 2011: $1.2 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2007 through 2011 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.

Bank credit lines and loan facilities	3 Months Ended
Mar. 31, 2012
Bank credit lines and loan facilities
6. Bank credit lines and loan facilities

Bank credit lines and loan facilities outstanding as at March 31, 2012 comprise:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Less than one year	$20,000	-
More than one year	-	-
	$20,000	-

The Company drew down $20.0 million in bank credit lines and loan facilities during the three months ended March 31, 2012. Additional amounts available to the Group under negotiated facilities amounted to $130.0 million at March 31, 2012.

Net income per ordinary share	3 Months Ended
Mar. 31, 2012
Net income per ordinary share
7. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,086,104	60,283,078
Effect of dilutive share options outstanding	622,365	699,870
Weighted average number of ordinary shares for diluted net income per ordinary share	60,708,469	60,982,948

Share-based Awards	3 Months Ended
Mar. 31, 2012
Share-based Awards
8. Share-based Awards

Share Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan.   No options may be granted under the 2008 Option Plans after July 21, 2018.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board may grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  Each grant of an option under the 2003 Share Option Plan will be evidenced by a Stock Option Agreement between the employee and the Company. The exercise price will be specified in each Stock Option Agreement.

An aggregate of 6.0 million ordinary shares have been reserved under the 2003 Share Option Plan; and, in no event will the number of ordinary shares that may be issued pursuant to options awarded under the 2003 Share Option Plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determines otherwise. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2003 Share Option Plan during any calendar year to any employee shall be 400,000 ordinary shares.  No options can be granted after January 17, 2013.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at March 31, 2012 is eight years.

The following table summarizes option activity for the three months ended March 31, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	4,902,818	$21.87	$8.61

Granted	185,000	$20.59	$8.20
Exercised	(74,728)	$10.90	$4.83
Forfeited	(157,862)	$22.97	$8.96

Outstanding at March 31, 2012	4,855,228	$21.96	$8.64	4.61

Exercisable at March 31, 2012	2,898,315	$21.65	$8.55	3.48

The Company has granted options with fair values ranging from $3.68 to $13.93 per option or a weighted average fair value of $7.67 per option.  The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at March 31, 2012, was 2,898,315.  Fully vested share options at March 31, 2012 have an average remaining contractual term of 3.48 years, an average exercise price of $21.65 and a total intrinsic value of $9.6 million. The total intrinsic value of options exercised during the three months ended March 31, 2012, was $0.8 million (March 31, 2011: $0.8 million).

The following table summarizes the movement in non-vested share options for the three months ended March 31, 2012:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	185,000	$20.59	$8.20
Vested	(667,974)	$25.03	$9.37
Forfeited	(94,423)	$23.96	$8.78

Non vested outstanding at March 31, 2012	1,956,913	$22.42	$8.78
Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the period ended March 31, 2012 and March 31, 2011 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011

Weighted average fair value	$8.20	$8.52
Assumptions:
Expected volatility	45%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.86%	2.3%
Expected life	5 years	5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules, and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.

The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group. The following table summarizes RSU activity for the three months ended March 31, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	365,000	$19.46

Granted	187,000	$20.38
Exercised	-	-
Forfeited	-	-

Outstanding at March 31, 2012	552,000	$19.77	2.75

Exercisable at March 31, 2012	-	-	-

* includes 150,000 RSU’s awarded to certain key executives of the Group which are not expected to vest.

The following table summarizes the movement in non-vested RSU’s during the three months ended March 31, 2012:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	365,000	$19.46

Granted	187,000	$20.38
Vested	-	-

Non vested outstanding at March 31, 2012	552,000	$19.77

The fair value of stock awards vested for the three months ended March 31, 2012 totaled $0.0 million (2011: $0.2 million).

Non-cash stock compensation expense

Non-cash stock compensation expense for the three months ended March 31, 2012, has been allocated to direct costs and selling, general and administrative expenses as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)

Direct costs	$1,340	$1,071
Selling, general and administrative	1,092	872

	$2,432	$1,943

Total non-cash stock compensation expense not yet recognized at March 31, 2012 amounted to $14.6 million.  The weighted average period over which this is expected to be recognized is 2.85 years.  Total tax benefit recognized in additional paid in capital related to non-cash compensation expense amounted to $0.4 million for the three months ended March 31, 2012 (2011: $0.3 million).

Share Capital	3 Months Ended
Mar. 31, 2012
Share Capital
9. Share Capital

Share Repurchase Program

On October 27, 2011 the Company announced its intention to commence a share repurchase program of up to $50 million. On November 22, 2011 the Company entered into two separate share repurchase plans of $10 million each, covering the periods November 23, 2011 to December 31, 2011 and January 1, 2012 to February 20, 2012 respectively.  On February 21, 2012 the Company entered into a further share repurchase plan of $20 million, covering the period February 22, 2012 to April 22, 2012. The Company intends to enter further share repurchase plans, to effect the share repurchase program in accordance with Rule 10b-18 and Rule 10b5-1 of the Securities Exchange Act of 1934, the authorization granted at the Company’s annual general meeting on July 18, 2011, applicable laws and regulations and the Listing Rules of the Irish Stock Exchange.

Under the repurchase program, a broker will purchase the Company’s American Depositary Shares (“ADSs”) from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations.  ADSs purchased will be deposited with the Depositary under the Company’s ADR facility against delivery of the underlying Ordinary Shares, which will be repurchased by the Company on the Irish Stock Exchange in compliance with the Company’s share repurchase authorization and applicable laws and regulations. Separately, Ordinary Shares traded on the Irish Stock Exchange may also be repurchased on behalf of the Company.  The program is designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information, applicable insider trading laws or self-imposed trading blackout periods.  The Company’s instructions to the broker are irrevocable and the trading decisions in respect of the repurchase program will be made independently of and uninfluenced by the Company.  The Company confirms that on entering the repurchase plans it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information.

The timing and actual number of shares repurchased will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the plans.  In addition, share repurchases may be suspended or discontinued in certain circumstances in accordance with the agreed terms.  Therefore, there can be no assurance as to the timing or number of shares that may be repurchased under the repurchase program.  All Ordinary Shares repurchased by the Company will be cancelled.

During the three months ended March 31, 2012 82,100 ordinary shares were repurchased by the Company for a total consideration of $1.4 million.  As at March 31, 2012 627,697 ordinary shares have been repurchased by the Company for a total consideration of $10.4 million All ordinary shares repurchased by the Company were cancelled, and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.

Business Segment Information	3 Months Ended
Mar. 31, 2012
Business Segment Information
10. Business Segment Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company determines and presents operating segments in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information, based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker. The Company has determined that it has two reportable segments, its Clinical Research segment and Central Laboratory segment.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Denmark, Belgium, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at March 31, 2012 and December 31, 2011 and for the three months ended March 31, 2012 and March 31, 2011 is as follows:

a)  The distribution of net revenue by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Ireland*	$28,995	$29,353
Rest of Europe	86,044	81,077
U.S.	107,747	92,564
Rest of the World	29,547	26,303

Total	$252,333	$229,297
* All sales shown for Ireland are export sales.

b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Clinical research	$232,905	$212,844
Central laboratory	19,428	16,453

Total	$252,333	$229,297

c)  The distribution of income from operations by geographical area was as follows:

	Three months ended
	March 31,	March 31,	March 31,
	2012	2012	2012
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$(6,296)	$-	$(6,296)
Rest of Europe	9,721	-	9,721
U.S.	6,557	-	6,557
Rest of the World	1,750	-	1,750

Total	$11,732	$-	$11,732

	Three months ended
	March 31,	March 31,	March 31,
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$2,589	(85)	$2,504
Rest of Europe	5,473	(1,803)	3,670
U.S.	6,291	(3,114)	3,177
Rest of the World	1,618	-	1,618

Total	$15,971	(5,002)	$10,969

d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	March 31,	March 31,	March 31,
	2012	2012	2012
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Clinical research	$10,099	$-	$10,099
Central laboratory	1,633	-	1,633

Total	$11,732	$-	$11,732

	Three months ended
	March 31,	March 31,	March 31,
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Clinical research	$18,677	$(3,457)	$15,220
Central laboratory	(2,706)	(1,545)	(4,251)

Total	$15,971	$(5,002)	$10,969

e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Ireland	$112,418	$109,953
Rest of Europe	16,452	16,419
U.S.	32,322	33,086
Rest of the World	8,875	9,003

Total	$170,067	$168,461

f) The distribution of property, plant and equipment, net, by business segment was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Clinical research	$152,057	$150,169
Central laboratory	18,010	18,292

Total	$170,067	$168,461

g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Ireland	$4,495	$2,946
Rest of Europe	1,980	1,582
U.S.	3,402	3,343
Rest of the World	925	1,102

Total	$10,802	$8,973

h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Clinical research	$9,894	$7,735
Central laboratory	908	1,238

Total	$10,802	$8,973

i) The distribution of total assets by geographical area was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Ireland	$408,757	$414,510
Rest of Europe	232,619	216,313
U.S.	436,508	363,527
Rest of the World	47,622	41,117

Total	$1,125,506	$1,035,467

 j) The distribution of total assets by business segment was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Clinical research	$1,070,024	$980,283
Central laboratory	55,482	55,184

Total	$1,125,506	$1,035,467

Goodwill (Tables)	3 Months Ended
Mar. 31, 2012
Goodwill
	March 31,	December 31,
	2012	2011
	(in thousands)

Opening balance	$253,393	$175,860
Current period acquisitions	68,475	83,656
Prior period acquisitions	534	-
Foreign exchange movement	4,283	(6,123)
Closing balance	$326,685	$253,393

Business Combinations (Tables)	3 Months Ended
Mar. 31, 2012
PriceSpective LLC
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 28
2012
(in thousands)
Property, plant and equipment	$208
Goodwill*	53,336
Cash and cash equivalents	2,311
Accounts receivable	2,662
Other current assets	1,292
Non-current assets	60
Current liabilities	(7,737)
Total	$52,132
* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.

BeijingWits Medical Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 15
2012
(in thousands)
Property, plant and equipment	$137
Goodwill*	15,139
Cash and cash equivalents	587
Accounts receivable	657
Other current assets	443
Non current assets	83
Current liabilities	(1,046)
Total	$16,000
* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.

Firecrest Clinical Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The acquisition of Firecrest has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:
July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,607
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	$69,025
*
Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Oxford Outcomes Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	$52,335

*
Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

Non-recurring charges, net (Tables)	3 Months Ended
Mar. 31, 2012
Non-recurring Charges, Net Recognized	Non-recurring charges, net recognized during the three months ended March 31, 2012 comprise:
	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)

Restructuring charges	-	$5,002

Details of Movement in Restructuring Provisions Recognized
Details of the movement in the 2011 Restructuring Plans recognized during the year ended December 31, 2011 and the three months ended March 31, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognised	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognised	3,880	935	4,815
Total initial provision recognised	$7,836	$1,981	$9,817

Cash payments	(6,722)	(1,177)	(7,899)
Property, plant and equipment write-off	-	(68)	(68)
Foreign exchange movement	(182)	(10)	(192)
Closing provision	$932	$726	$1,658

Income Taxes (Tables)	3 Months Ended
Mar. 31, 2012
Income Tax Expense (Benefit)	Income taxes recognized during the three months ended March 31, 2012 comprise:
	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)

Provision for income taxes	2,726	2,687

Bank credit lines and loan facilities (Tables)	3 Months Ended
Mar. 31, 2012
Outstanding bank credit lines and loan facilities
Bank credit lines and loan facilities outstanding as at March 31, 2012 comprise:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Less than one year	$20,000	-
More than one year	-	-
	$20,000	-

Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2012
Reconciliation of the Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,086,104	60,283,078
Effect of dilutive share options outstanding	622,365	699,870
Weighted average number of ordinary shares for diluted net income per ordinary share	60,708,469	60,982,948

Share-based Awards (Tables)	3 Months Ended
Mar. 31, 2012
Summary of Stock Option Activity
The following table summarizes option activity for the three months ended March 31, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	4,902,818	$21.87	$8.61

Granted	185,000	$20.59	$8.20
Exercised	(74,728)	$10.90	$4.83
Forfeited	(157,862)	$22.97	$8.96

Outstanding at March 31, 2012	4,855,228	$21.96	$8.64	4.61

Exercisable at March 31, 2012	2,898,315	$21.65	$8.55	3.48

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the three months ended March 31, 2012:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	185,000	$20.59	$8.20
Vested	(667,974)	$25.03	$9.37
Forfeited	(94,423)	$23.96	$8.78

Non vested outstanding at March 31, 2012	1,956,913	$22.42	$8.78

Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011

Weighted average fair value	$8.20	$8.52
Assumptions:
Expected volatility	45%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.86%	2.3%
Expected life	5 years	5 years

Summary of RSU Activity
The following table summarizes RSU activity for the three months ended March 31, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	365,000	$19.46

Granted	187,000	$20.38
Exercised	-	-
Forfeited	-	-

Outstanding at March 31, 2012	552,000	$19.77	2.75

Exercisable at March 31, 2012	-	-	-

* includes 150,000 RSU’s awarded to certain key executives of the Group which are not expected to vest.

Movement in Non-vested RSU's
The following table summarizes the movement in non-vested RSU’s during the three months ended March 31, 2012:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	365,000	$19.46

Granted	187,000	$20.38
Vested	-	-

Non vested outstanding at March 31, 2012	552,000	$19.77

Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the three months ended March 31, 2012, has been allocated to direct costs and selling, general and administrative expenses as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)

Direct costs	$1,340	$1,071
Selling, general and administrative	1,092	872

	$2,432	$1,943

Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2012
Distribution of Net Revenue by Geographical Area
a)  The distribution of net revenue by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Ireland*	$28,995	$29,353
Rest of Europe	86,044	81,077
U.S.	107,747	92,564
Rest of the World	29,547	26,303

Total	$252,333	$229,297
* All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment
b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Clinical research	$232,905	$212,844
Central laboratory	19,428	16,453

Total	$252,333	$229,297

Distribution of Income from Operations by Geographical Area
c)  The distribution of income from operations by geographical area was as follows:

	Three months ended
	March 31,	March 31,	March 31,
	2012	2012	2012
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$(6,296)	$-	$(6,296)
Rest of Europe	9,721	-	9,721
U.S.	6,557	-	6,557
Rest of the World	1,750	-	1,750

Total	$11,732	$-	$11,732

	Three months ended
	March 31,	March 31,	March 31,
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$2,589	(85)	$2,504
Rest of Europe	5,473	(1,803)	3,670
U.S.	6,291	(3,114)	3,177
Rest of the World	1,618	-	1,618

Total	$15,971	(5,002)	$10,969

Distribution of Income from Operations by Business Segment
d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	March 31,	March 31,	March 31,
	2012	2012	2012
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Clinical research	$10,099	$-	$10,099
Central laboratory	1,633	-	1,633

Total	$11,732	$-	$11,732

	Three months ended
	March 31,	March 31,	March 31,
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Clinical research	$18,677	$(3,457)	$15,220
Central laboratory	(2,706)	(1,545)	(4,251)

Total	$15,971	$(5,002)	$10,969

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Ireland	$112,418	$109,953
Rest of Europe	16,452	16,419
U.S.	32,322	33,086
Rest of the World	8,875	9,003

Total	$170,067	$168,461

Distribution of Property, Plant and Equipment, Net, by Business Segment
f) The distribution of property, plant and equipment, net, by business segment was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Clinical research	$152,057	$150,169
Central laboratory	18,010	18,292
Total	$170,067	$168,461

Distribution of Depreciation and Amortization by Geographical Area
g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Ireland	$4,495	$2,946
Rest of Europe	1,980	1,582
U.S.	3,402	3,343
Rest of the World	925	1,102

Total	$10,802	$8,973

Distribution of Depreciation and Amortization by Business Segment
h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)
Clinical research	$9,894	$7,735
Central laboratory	908	1,238

Total	$10,802	$8,973

Distribution of Total Assets by Geographical Area
i) The distribution of total assets by geographical area was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Ireland	$408,757	$414,510
Rest of Europe	232,619	216,313
U.S.	436,508	363,527
Rest of the World	47,622	41,117

Total	$1,125,506	$1,035,467

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Clinical research	$1,070,024	$980,283
Central laboratory	55,482	55,184

Total	$1,125,506	$1,035,467

Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Opening balance	$ 253,393	$ 175,860
Current period acquisitions	68,475	83,656
Prior period acquisitions	534
Foreign exchange movement	4,283	(6,123)
Closing balance	$ 326,685	$ 253,393

Business Combinations - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC Maximum USD ($)	Mar. 31, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited USD ($) Employee	Feb. 15, 2012 BeijingWits Medical Limited Maximum USD ($)	Mar. 31, 2012 Firecrest Clinical Limited USD ($)	Mar. 31, 2012 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)	Mar. 31, 2012 Oxford Outcomes Limited USD ($)	Mar. 31, 2012 Oxford Outcomes Limited GBP (£)	Jul. 31, 2011 Oxford Outcomes Limited USD ($)	Jul. 31, 2011 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited Put and call option USD ($)	Mar. 31, 2012 Oxford Outcomes Limited Put and call option GBP (£)	Oct. 20, 2011 Oxford Outcomes Limited Put and call option USD ($)	Oct. 20, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Maximum USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Maximum GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Maximum Put and call option USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Maximum Put and call option GBP (£)
Business Acquisition [Line Items]
Percentage of common stock acquired		100.00%			100.00%				100.00%	100.00%									80.00%	80.00%
Cash consideration		$ 37.1			$ 9				$ 24.1	€ 17									$ 27.6	£ 17.8					$ 6	£ 3.8
Potential additional consideration			15			7					46.8	33															10.1	6.5	2.3	1.5
Additional consideration liability	15			10			37.6	28.3					5.1	3.2							1.3	0.8
Percentage of common stock acquired		100.00%			100.00%				100.00%	100.00%									80.00%	80.00%
Cash consideration		37.1			9				24.1	17									27.6	17.8					6	3.8
Cash paid					6																		6	3.8
Cash payable related to acquisition of BeijingWits Medical					3
Amounts paid in respect of the performance milestones to the selling shareholders																							1.1	0.7
Potential additional consideration			15			7					46.8	33															10.1	6.5	2.3	1.5
First element of additional consideration paid							4	3							5.1	3.3
Additional amount Company paid on completion of working capital review							0.5	0.4									5.1	3.3
Further payment made in respect of the remaining element of the review													$ 1.2	£ 0.8
Addition of new employees					100

Summary Of Estimates Of The Fair Value Of Assets Acquired And Liabilities Assumed Related To Acquisition Of PriceSpective LLC (Detail) (PriceSpective LLC, USD $)
In Thousands, unless otherwise specified	Feb. 28, 2012
PriceSpective LLC
Business Acquisition [Line Items]
Property, plant and equipment	$ 208
Goodwill	53,336 [1]
Cash and cash equivalents	2,311
Accounts receivable	2,662
Other current assets	1,292
Non-current assets	60
Current liabilities	(7,737)
Total	$ 52,132

[1]	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.

Summary of Estimates of the Fair Values of Assets Acquired and the Liabilities Assumed Related To Acquisition Of Beijing Wits Medical Limited (Detail) (BeijingWits Medical Limited, USD $)
In Thousands, unless otherwise specified	Feb. 15, 2012
BeijingWits Medical Limited
Business Acquisition [Line Items]
Property, plant and equipment	$ 137
Goodwill	15,139 [1]
Cash and cash equivalents	587
Accounts receivable	657
Other current assets	443
Non current assets	83
Current liabilities	(1,046)
Total	$ 16,000

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Firecrest (Detail) (Firecrest Clinical Limited, USD $) In Thousands, unless otherwise specified	Jul. 14, 2011
Business Acquisition [Line Items]
Property, plant and equipment	$ 687
Goodwill	48,607 [1]
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	69,025
Technology Assets
Business Acquisition [Line Items]
Intangible asset	11,169
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	5,243
Order Backlog
Business Acquisition [Line Items]
Intangible asset	1,172
Trade Names
Business Acquisition [Line Items]
Intangible asset	$ 1,357

[1]	Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Oxford Outcomes (Detail) (Oxford Outcomes Limited, USD $) In Thousands, unless otherwise specified	Jan. 14, 2011
Business Acquisition [Line Items]
Property, plant and equipment	$ 490
Goodwill	35,583
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	52,335
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	6,648
Order Backlog
Business Acquisition [Line Items]
Intangible asset	$ 618

Recognized Non-Recurring Charges, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,800	$ 5,002

Non-Recurring Charges, Net - Additional Information (Detail) (USD $)	3 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,800,000	$ 5,002,000
Q1 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Lease termination and exit costs		1,000,000
Workforce reductions		4,000,000
Restructuring charges		5,000,000
Q1 Restructuring Plan | Clinical Research
Restructuring Cost and Reserve [Line Items]
Restructuring charges		3,500,000
Q1 Restructuring Plan | Central Laboratory
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1,500,000
Third Quarter 2011 Restructuring Plan | Clinical Research
Restructuring Cost and Reserve [Line Items]
Lease termination and exit costs	900,000
Workforce reductions	3,900,000
Restructuring charges	4,800,000
Third Quarter 2011 Restructuring Plan | Central Laboratory
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0

Details of Movement in Restructuring Provisions Recognized (Detail) (Restructuring - Fiscal 2011 Plan, USD $) In Thousands, unless otherwise specified	3 Months Ended			3 Months Ended			3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011 Q1 Restructuring Plan	Dec. 31, 2011 Third Quarter 2011 Restructuring Plan	Mar. 31, 2012 Workforce Reduction	Dec. 31, 2011 Workforce Reduction Q1 Restructuring Plan	Dec. 31, 2011 Workforce Reduction Third Quarter 2011 Restructuring Plan	Mar. 31, 2012 Office Consolidations	Dec. 31, 2011 Office Consolidations Q1 Restructuring Plan	Dec. 31, 2011 Office Consolidations Third Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	$ 9,817	$ 5,002	$ 4,815	$ 7,836	$ 3,956	$ 3,880	$ 1,981	$ 1,046	$ 935
Cash payments	(7,899)			(6,722)			(1,177)
Property, plant and equipment write-off	(68)						(68)
Foreign exchange movement	(192)			(182)			(10)
Closing provision	$ 1,658	$ 5,002	$ 4,815	$ 932	$ 3,956	$ 3,880	$ 726	$ 1,046	$ 935

Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes	$ 2,726	$ 2,687

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 7.3	$ 7.7
Items generating unrecognized tax benefits	6.1	6.5
Interest and related penalties	$ 1.2	$ 1.2

Bank Credit Lines and Loan Facilities Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Line of Credit Facility [Line Items]
Less than one year	$ 20,000
More than one year
Long-term Line of Credit, Total	$ 20,000

Bank Credit Lines and Loan Facilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Line of Credit Facility [Line Items]
Line of credit and loan facilities amount	$ 20
Additional amount under negotiated facilities	$ 130

Reconciliation of Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,086,104	60,283,078
Effect of dilutive share options outstanding	622,365	699,870
Weighted average number of ordinary shares for diluted net income per ordinary share	60,708,469	60,982,948

Share-based Awards - Additional Information (Detail) (USD $)	3 Months Ended					3 Months Ended		3 Months Ended					3 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011	Mar. 31, 2012 Employee Stock Plan, 2008 Plan	Mar. 31, 2012 Employee Stock Plan, 2008 Plan Individual Employee	Mar. 31, 2012 Employee Stock Plan, 2008 Plan Minimum	Mar. 31, 2012 Employee Stock Plan, 2003 Plan	Mar. 31, 2012 Employee Stock Plan, 2003 Plan Individual Employee	Mar. 31, 2012 Stock Option Year	Mar. 31, 2011 Stock Option	Mar. 31, 2012 Stock Option Minimum	Mar. 31, 2012 Stock Option Maximum Year	Jul. 21, 2008 Restricted Stock Units 2008	Mar. 31, 2012 Restricted Stock Units (RSUs)	Mar. 31, 2011 Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance			6,000,000	400,000		6,000,000	400,000					1,000,000
Maximum number of award as percentage of shares outstanding						10.00%
Shares vesting period								5 years
Shares expiration period								8 years
Weighted average fair value per option								$ 7.67
Exercisable - number of shares								2,898,315
Exercisable - weighted average remaining contractual life								3.48
Exercisable - weighted average exercise price								$ 21.65
Fully vested total intrinsic value								$ 9,600,000
Intrinsic value of option exercised								800,000	800,000
Weighted Average Remaining Contractual Life of Options Outstanding								4.61			8
Options granted fair value										3.68	13.93
Fair value of stock awards vested													0	200,000
Non-cash stock compensation expense not yet recognized	14,600,000
Unrecognized stock-based compensation expense, weighted average period (years)	2.85
Tax benefit on exercise of options	$ 392,000	$ 300,000

Summary of Stock Option Activity (Detail) (Stock Option, USD $)	3 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011
Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period	4,902,818
Granted	185,000
Exercised	(74,728)
Forfeited	(157,862)
Outstanding at ending of period	4,855,228
Exercisable at end of period	2,898,315
Weighted Average Exercise Price
Outstanding at beginning of period	$ 21.87
Granted	$ 20.59
Exercised	$ 10.9
Forfeited	$ 22.97
Outstanding at ending of period	$ 21.96
Exercisable at end of period	$ 21.65
Weighted Average Fair Value
Outstanding at beginning of period	$ 8.61
Granted	$ 8.2	$ 8.52
Exercised	$ 4.83
Forfeited	$ 8.96
Outstanding at end of period	$ 8.64
Exercisable at end of period	$ 8.55
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life	4.61
Exercisable at end of period	3.48

Schedule of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	3 Months Ended
Mar. 31, 2012
Stock Option
Number of Shares
Beginning Balance	2,534,310
Granted	185,000
Vested	(667,974)
Forfeited	(94,423)
Ending Balance	1,956,913
Weighted Average Exercise Price
Beginning Balance	$ 23.3
Granted	$ 20.59
Vested	$ 25.03
Forfeited	$ 23.96
Ending Balance	$ 22.42
Weighted Average Fair Value
Beginning Balance	$ 9.11
Granted	$ 8.2
Vested	$ 9.37
Forfeited	$ 8.78
Ending Balance	$ 8.78

Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Stock Option, USD $)	3 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 8.2	$ 8.52
Assumptions:
Expected volatility	45.00%	45.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.86%	2.30%
Expected life	5	5

Restricted Share Units (RSUs) Awarded to Certain Key Executives (Detail) (Restricted Stock Units (RSUs), USD $)	3 Months Ended
Mar. 31, 2012 Year
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares
Outstanding at beginning of period	365,000
Granted	187,000
Exercised
Forfeited
Outstanding at ending of period	552,000
Exercisable at end of period
Weighted Average Fair Value
Outstanding at beginning of period	$ 19.46
Granted	$ 20.38
Exercised
Forfeited
Outstanding at end of period	$ 19.77
Exercisable at end of period
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life	2.75
Exercisable Weighted Average Remaining Contractual Life

Restricted Share Units (RSUs) Awarded to Certain Key Executives (Parenthetical) (Detail) (Restricted Stock Units (RSUs), Certain Key Executives)	Mar. 31, 2012
Restricted Stock Units (RSUs) | Certain Key Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded	150,000

Movement in Non-vested Restricted Share Units (Detail) (Restricted Stock Units (RSUs), USD $)	3 Months Ended
Mar. 31, 2012
Restricted Stock Units (RSUs)
Number of Units
Beginning Balance	365,000
Granted	187,000
Vested
Ending Balance	552,000
Weighted Average Fair Value
Beginning Balance	$ 19.46
Granted	$ 20.38
Vested
Ending Balance	$ 19.77

Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,431	$ 1,943
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,340	1,071
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,092	$ 872

Share Capital - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	4 Months Ended	1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Oct. 27, 2011 Maximum	Nov. 22, 2011 Plan 1	Nov. 22, 2011 Plan 2	Feb. 21, 2012 Plan 3
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase program value			$ 50	$ 10	$ 10	$ 20
Share repurchase plans, start date				Nov 23, 2011	Jan 1, 2012	Feb 22, 2012
Share repurchase plans, end date				Dec 31, 2011	Feb 20, 2012	Apr 22, 2012
Ordinary shares repurchased	82,100	627,697
Ordinary shares repurchased, value	$ 1.4	$ 10.4

Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 252,333		$ 229,297
Ireland
Segment Reporting Information [Line Items]
Net Revenue	28,995	[1]	29,353	[1]
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	86,044		81,077
U.S.
Segment Reporting Information [Line Items]
Net Revenue	107,747		92,564
Rest of the World
Segment Reporting Information [Line Items]
Net Revenue	$ 29,547		$ 26,303

[1]	All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 252,333	$ 229,297
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	232,905	212,844
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	$ 19,428	$ 16,453

Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	$ 11,732	$ 15,971
Non- recurring charges, net		(5,002)
Income from operations	11,732	10,969
Ireland
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	(6,296)	2,589
Non- recurring charges, net		(85)
Income from operations	(9,296)	2,504
Rest Of Europe
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	9,721	5,473
Non- recurring charges, net		(1,803)
Income from operations	9,721	3,670
U.S.
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	6,557	6,291
Non- recurring charges, net		(3,114)
Income from operations	6,557	3,177
Rest of the World
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	1,750	1,618
Income from operations	$ 1,750	$ 1,618

Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Excluding Non- recurring charges, net	$ 11,732	$ 15,971
Non- recurring charges, net		(5,002)
Income from operations	11,732	10,969
Clinical Research
Excluding Non- recurring charges, net	10,099	18,677
Non- recurring charges, net		(3,457)
Income from operations	10,099	15,220
Central Laboratory
Excluding Non- recurring charges, net	1,633	(2,706)
Non- recurring charges, net		(1,545)
Income from operations	$ 1,633	$ (4,251)

Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 170,067	$ 168,461
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	112,418	109,953
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	16,452	16,419
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,322	33,086
Rest of the World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,875	$ 9,003

Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 170,067	$ 168,461
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	152,057	150,169
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 18,010	$ 18,292

Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 10,802	$ 8,973
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,495	2,946
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,980	1,582
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	3,402	3,343
Rest of the World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 925	$ 1,102

Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 10,802	$ 8,973
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	9,894	7,735
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 908	$ 1,238

Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,125,506	$ 1,035,467
Ireland
Segment Reporting Information [Line Items]
Assets	408,757	414,510
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	232,619	216,313
U.S.
Segment Reporting Information [Line Items]
Assets	436,508	363,527
Rest of the World
Segment Reporting Information [Line Items]
Assets	$ 47,622	$ 41,117

Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,125,506	$ 1,035,467
Clinical Research
Segment Reporting Information [Line Items]
Assets	1,070,024	980,283
Central Laboratory
Segment Reporting Information [Line Items]
Assets	$ 55,482	$ 55,184